General (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Nov. 27, 2013
General [Abstract]
Gross proceeds from issuance of ordinary shares and warrants	$ 6,000
Net amount received by company after deducting offering expenses.	$ 4,946